Provisions for risks and charges (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Schedule of Movement of the Provision for Risks and Charges
The following tables show the movement of the provision for risks and charges in 2023 and 2022:

(€ thousands)	Legal and fiscal risks	Leased store restoration	Refund liability returns	Other provisions	Total provisions
At January 1, 2023	664	14,808	9,546	8,532	33,550
of which current	—	909	9,546	3,514	13,969
of which non-current	664	13,899	—	5,018	19,581
Provisions	390	2,782	8,373	—	11,545
Releases	(159)	(1,533)	(94)	(2,810)	(4,596)
Utilizations	(119)	(1,515)	(4,547)	(539)	(6,720)
Exchange differences	43	(966)	(282)	31	(1,174)
Business Combination	—	3,254	250	—	3,504
Reclassifications and other	(49)	(25)	(154)	(13)	(241)
At December 31, 2023	770	16,805	13,092	5,201	35,868
of which current	136	672	13,092	2,119	16,019
of which non-current	634	16,133	—	3,082	19,849